Employee benefits - Summary of Defined Benefit Obligation and Plan Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 3,788
Ending Balance	2,091	€ 3,788
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	11,860	10,495
Interest expense on defined benefit obligation	17	20
Current service cost	799	577
Contributions by plan participants	287	280
Benefits deposited	(483)	(180)
Past service cost	(782)	0
Administration cost (excl. cost for managing plan assets)	5	5
Actuarial (gain) loss on defined benefit obligation	(604)	606
Exchange rate loss	357	57
Ending Balance	11,456	11,860
Plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	8,072	7,876
Interest expense on defined benefit obligation	11	12
Contributions by the employer	360	352
Contributions by plan participants	287	280
Benefits deposited	(483)	(180)
Exchange rate loss	322	52
Return on plan assets excl. interest income	796	(320)
Ending Balance	€ 9,365	€ 8,072